Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 145,492,349.00
Previously Paid Amount	19,664.00
Total Fee Amount	21,543.00
Total Offset Amount	0.00
Net Fee	$ 1,879.00